Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary Results of Discontinued Operations

Results of discontinued operations

	Year ended December 31
	2024	2023
Net revenue	—	7,510
Cost of sales	—	3,841
Gross profit	—	3,669

General and administrative	—	3,639
Sales and marketing	—	1,817
Depreciation and amortization	—	450
Operating loss	—	(2,237)

Finance costs	—	(16)
Loss on disposition	—	(2,282)
Net loss	—	(4,535)